Income Taxes Level 4 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 611	$ 588	$ 518	$ 122
Income tax benefit	$ (34)	$ (22)	$ (379)